Loan ID	customer_loan_id	seller_loan_id	GSLoanID	balance_postmod	balloon_postmod	current_pra_outstanding	audited_deferred_balance	deferred_balance	diff_deferred_balance	audited_current_rate	current_rate	diff_current_rate	audited_current_P&I	current_P&I	diff_current_P&I	first_pmt_date_postmod	io_flag_postmod	io_period_postmod	audited_maturity_date_postmod	maturity_date_postmod	diff_maturity_date_postmod	audited_mod_date	mod_date	diff_mod_date	mod_pra_amount	mod_principal_forbeared	mod_type	pi_postmod	rate_postmod	amort_term_postmod	amort_type_postmod	arm_code_postmod	current_pra_forgiven	first_rate_reset_months_postmod	margin_postmod	max_rate_postmod	min_rate_postmod	pra_01_anniversary_date	pra_02_anniversary_date	pra_03_anniversary_date	rate_index_postmod	rate_reset_frequency_mo_postmod	step_01_effective_date	step_01_interest_rate	step_02_effective_date	step_02_interest_rate	step_03_effective_date	step_03_interest_rate	step_04_effective_date	step_04_interest_rate	step_05_effective_date	step_05_interest_rate	step_06_effective_date	step_06_interest_rate	step_07_effective_date	step_07_interest_rate	step_08_effective_date	step_08_interest_rate	step_09_effective_date	step_09_interest_rate	step_10_effective_date	step_10_interest_rate	step_max_interest_rate	step_max_interest_rate_date	step_rate_flag	step_rate_number	term_postmod	capitalized_corporate_advance_postmod	capitalized_escrow_postmod	capitalized_interest_postmod	capitalized_other_postmod	capitalized_total_postmod	init_periodic_rate_cap_postmod	init_periodic_rate_floor_postmod	lifetime_cap_postmod	lifetime_floor_postmod	lookback_days_postmod	mod_principal_capitalized	periodic_cap_postmod	periodic_floor_postmod	round_code_postmod	step_01_pi_amount	step_02_pi_amount	step_03_pi_amount	step_04_pi_amount	step_05_pi_amount	step_06_pi_amount	step_07_pi_amount	step_08_pi_amount	step_09_pi_amount	step_10_pi_amount	ismodrecorded	ModDocStatus	ModComments	total_outstanding_deferred	audited_total_outstanding_deferred	diff__total_outstanding_deferred	interest_bearing_balance_postmod	pra_year_1_reduction_amount	pra_year_2_reduction_amount	pra_year_3_reduction_amount	mod_extension_deferment	mod_extension_date	new_maturity_date	number_of_deferments	total_extension_deferment_amount
DU1IYS5J0I1	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%		XXX																																		XX		XXX																									XX	Copy/Image	Fixed rate modification starting on page XX. Dates of executed document does not match tape data and doc date used for this review.		$XXX	$XXX	$XXX,XXX				XX				$XXX,XX
0O4KNDZVOEV	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX	$XX	$XX	$XX	$XX	$XXX,XXX.XX						$XX,XXX.XX														XX	Copy/Image
The original note dated XX/XX/XXXX (page X) in the amount of $XX,XXX reflects an APR of XX% with a XXX-month term and a monthly P&I payment of $XXX.XX.  The current Loan Modification Agreement (page XX) dated XX/XX/XXXXhas a X% fixed rate for XXX months and a monthly P&I payment of $XXX. The new modification does not include a PRA provision or deferred amount.
																																																																																																$XXX	$XXX	$XXX,XXX				XX
IELBR1W0WTC	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX																									XX	Copy/Image	Reviewed principal balance $XXX,XXX.XX Reviewed 1st payment date XX/XX/XXXX. Reviewed interest-bearing amount $XXX,XXX		$XXX	$XXX	$XXX,XXX				XX
QVBIRW0AY2S	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%		XXX																																		XX		XXX																									XX	Copy/Image
Reviewed principal balance $XXX,XXX
Reviewed 1st payment date XX/XX/XXXX.
Reviewed interest-bearing amount $XXX,XXX
Tape deferred balance and outstanding deferred amounts $XX,XXX  Reviewed deferred balance amount $XXX,XXX, no additional data on outstanding deferred balance.

																																																																																																$XXX	$XXX	$XXX,XXX				XX				$XXX,XX
G5FA1NELIMC	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX	XX%		XX	$XXX.XX		XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX												XX/XX/XXXX	.XX	XX/XX/XXXX	XX	XX/XX/XXXX	XX	XX/XX/XXXX	XX													XX	XX/XX/XXXX	XX	XX	XXX															$XXX.XX	$XXX.XX	$XXX.XX	$XXX.XX							XX	Copy/Image
The loan file does not contain mod information to match Tape data. The only mod in the provided documents are date XX/XX/XXXX The file contains XX pages of docs and neither the recast information or mod docs themself reflerence data information.
Tape interest bearing amount $XX,XXX Reviewed interest-bearing amount $XX,XXX.

Original Note: page XX
Recast pages:X  XX/XX/XXXX
Hardship applications: pages: X XX/XX/XXXX next XX/XX/XXXX  page X  next XX/XX/XXXX page X
Covid 19 FB: pages X  XX/XX/XXXX offer letter for assistance file docs do not reflect any Covid-19 forbearance.
HAMP docs: starting pages, X-X XX/XX/XXXX

																																																																																																$XXX	$XXX	$XXX,XXX				XX
2WIPX142DNS	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX			$XX	$XX	$XX	$XX	$XXX,XXX.XX						$XX,XXX.XX														XX	Copy/Image
The terms of the Traditional Modification Agreement executed XX/XX/XXXX, with an effective date of XX/XX/XXXXinclude a 1st payment due on XX/XX/XXXX for the monthly payment at a X% fixed rate iao $XXX, a new principal balance of $XXX,XX with no deferred amounts, and a maturity date on XX/XX/XXXX
*A breakdown of the capped unpaid amounts is not provided.
The file contains a prior reinstatement  Final Loan Modification effective XX/XX/XXXX; terms included a X% rate, P&I payment iao $XXX, new principal balance of $XXXXX, of which $XXXX was deferred and due at maturity on XX/XX/XXXX. [pages X]

The Original Note and Security Agreement dated XX/XX/XXXX was for a loan iao $XXXXX,XXX with an APR of XXX%, a monthly payment of $XXXX beginning with payment X on XX/XX/XXXX and continuing for XXXmonths. [pages X-X]

																																																																																																$XXX	$XXX	$XXX,XXX				XX
FCCV2DQ1UVP	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX	$XX	$XX	$XX	$XX	$XXX,XXX.XX						$XX,XXX.XX														XX	Copy/Image
Mod is missing. Mod date on the tape reflects XX/XX/XXXX whereas the most recent executed mod found in file reflects a first payment date of XX/XX/XXXX  and a mod signed date of XX/XX/XXXX . In order to complete please provide a mod with a matching date. The mod in file is dated XX/XX/XXXX  effective XX/XX/XXXX ; UPB $XXX,XXX; PI of $XXX; Rate of X%; Maturity date of XX/XX/XXXX (Only Rate Matches) - there is another mod dated XX/XX/XXXX in file (Pg. X) with matching doc date, PI, Rate and maturity date, however it is NOT signed. Please provide the executed copy of this mod in order to complete the mod review.

06/15/2022: QC Comments:  Loan Modification Agreement uploaded in the trailing docs folder is a prior mod (XX/XX/XXXX ).  Corrections made in Andor using the XX/XX/XXXX  mod document in the file (page X)
																																																																																																$XXX	$XXX	$XXX,XXX				XX
5A02VK413WV	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX	$XX	$XX	$XX	$XX	$XXX,XXX.XX						$XX,XXX.XX														XX	Copy/Image
Per the Modification Agreement, "In Consideration of the mutual promises and agreements exchanges, and a $XXX payment has been made on or before XX/XX/XXXX , which will be applied to the 'Deferred Balance', the parties hereto agree as follows (notwithstanding anything to the contrary contained in the Note or Security Instrument):" and "I understand that by agreeing to defer the Unpaid Amounts, the deferred Unpaid Amounts will not accrue interest and will not be due until either the loan matures, and/or the loan is paid off. The deferred balance of my Note will be $XXX (the "Deferred Balance"). - Per the tape the deferred balance is $XXX It appears the borrower made the $XXXX toward the deferred balance which was a requirement in order for the mod to be accepted.
																																																																																															$XXX	$XXX	$XXX	$XXX,XXX				XX				$XXX,XX
3VIVTUTLBKH	XXXXXXXX	XXXXXXXX	XXXXXXXX						XXX	XX%		XX	$XXX.XX		XX				XX/XX/XXXX		XX	XX/XX/XXXX		XX																																																																					Missing	No Modification can be found.		$XXX	$XXX
UYTZ45KY34O	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX	$XX	$XX	$XX	$XX	$XXX,XXX.XX						$XX,XXX.XX														XX	Copy/Image
Discrepancy found, per the modification a prior deferred balance totaling $XXX would be rolled into this new modification. The deferred balance is from a prior modification and not reflected on the data tape.

Loan Modification Agreement dated XX/XX/XXXX  and executed XX/XX/XXXX , caps unpaid amounts for a new principal balance of $XXXXX and rolls over a prior deferred balance of $XXXX, Interest bearing of $XXXX payable at a rate of XX% with a monthly payment of $XXX and a new maturity date of XX/XX/XXXX .
																																																																																															$XXX	$XXX	$XXX	$XXX,XXX				XX				$XXX,XX
K1BOTQJQDGB	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX																									XX	Original
o Modification reviewed. No data discrepancies.
o Maturity Date per tape is XX/XX/XXXX . Reviewed Maturity Date is XX/XX/XXXX
o Current Rate per tape is X%. Reviewed Current Rate is X%.
o Current P&I per tape is $XXX Reviewed Current P&I is $XXX
																																																																																																$XXX	$XXX	$XXX,XXX				XX
VUV3I01TAUO	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX																									XX	Copy/Image
o Modification reviewed. No data discrepancies.
o Maturity Date per tape is XX/XX/XXXX . Reviewed Maturity Date is XX/XX/XXXX
o Current Rate per tape is X%. Reviewed Current Rate is X%.
o Current P&I per tape is $XXXX. Reviewed Current P&I is $XXXX
																																																																																																$XXX	$XXX	$XXX,XXX				XX
E4GN2SDG3PY	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX	$XX	$XX	$XX	$XX	$XXX,XXX.XX						$XX,XXX.XX														XX	Copy/Image	Modification states interest rate is X% for XX months with a monthly P&I payment of $XXX		$XXX	$XXX	$XXX,XXX	$XXX	$XXX	$XXX	XX
ARHZBFJQYZP	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%		XXX																																		XX		XXX	$XX	$XX	$XX	$XX	$XXX,XXX.XX						$XX,XXX.XX														XX	Copy/Image
Modification states interest rate is X% for XXX months with a P&I monthly payment of $XXXXX. Modification states by making twelve (12) on-time payments beginning with the XX/XX/XXXX  payment, $XXXXX of the Deferred Balance will be forgiven. Tape provided still shows full amount due which would appear that the XX on time payments were not met; however as tape is of XX/XX/XXXX - possible that the deferral has not be forgiven yet.
																																																																																															$XXX	$XXX	$XXX	$XXX,XXX	$XXX	$XXX	$XXX	XX				$XXX,XX
XUR41PXSMJ2	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX	$XX	$XX	$XX	$XX	$XXX,XXX.XX						$XX,XXX.XX														XX	Copy/Image	Modification states interest rate is X% for XXX months with a P&I monthly payment of $XXX. Modification does not declare any deferred amount.		$XXX	$XXX	$XXX,XXX	$XXX	$XXX	$XXX	XX
AMD0TKEHTAB	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX	$XX	$XX	$XX	$XX	$XXX,XXX.XX						$XX,XXX.XX														XX	Copy/Image	Modification states interest rate is XX% for XXX months with a monthly P&I payment of $XXX		$XXX	$XXX	$XXX,XXX	$XXX	$XXX	$XXX	XX
0T1YFD5M5DV	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX	$XX	$XX	$XX	$XX	$XXX,XXX.XX						$XX,XXX.XX														XX	Copy/Image
Loan Modification Agreement dated XX/XX/XXXX  and executed XX/XX/XXXX  caps unpaid amounts for a new principal balance of $XXX,XXX  considered interest bearing payable at a rate of X% with a monthly payment of $XXX and a new maturity date of XX/XX/XXXX
																																																																																																$XXX	$XXX	$XXX,XXX				XX
M4RVPR5SLIY	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX	$XX	$XX	$XX	$XX	$XXX,XXX.XX						$XX,XXX.XX														XX	Copy/Image
Loan Modification Agreement dated XX/XX/XXXX  and executed XX/XX/XXXX  caps unpaid amounts for a new principal balance of $XXXXX considered interest bearing payable at a rate of X% with a monthly payment of $XXX and a new maturity date of XX/XX/XXXX
																																																																																																$XXX	$XXX	$XXX,XXX				XX
LBTLPLXMSFL	XXXXXXXX	XXXXXXXX	XXXXXXXX						XXX	XX%		XX	$XXX.XX		XX				XX/XX/XXXX		XX	XX/XX/XXXX		XX																																																																					Missing
A modification agreement or alternative date appropriate servicing documentation was not found in the file and the review could not be completed.  The data tape reports the loan was modified on XX/XX/XXXX , has a current fixed rate of XX% and with maturity date of  XX/XX/XXXX .

The Original Note and Security Agreement dated XX/XX/XXXX is for a loan iao $XX,XXX with and APR of XX%, a P&I payment of $XXX.XX beginning XX/XX/XXXX  forXXX months. [pages XXX]

																																																																																																$XXX	$XXX
ND1BOOMZUNF	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX	$XX	$XX	$XX	$XX	$XXX,XXX.XX						$XX,XXX.XX														XX	Copy/Image
Mod is missing. Tape reflects a doc date of XX/XX/XXXX  and the mod in file is dated XX/XX/XXXX  has a PI amount of $XXX, Rate of XX% and a maturity date of XX/XX/XXXX  (all match Tape data except the maturity date. Tape reflects a maturity date of XX/XX/XXXX ) however it is NOT signed. Please provide the executed copy of this mod in order to complete the mod review.

06/16/2022:  File reviewed using the Final Loan Modification Agreement found in the trailing docs folder.
																																																																																																$XXX	$XXX	$XXX,XXX				XX
JC4RT3G3MON	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX	$XX	$XX	$XX	$XX	$XXX,XXX.XX						$XX,XXX.XX														XX	Copy/Image
Loan Modification Agreement dated XX/XX/XXXX  and executed XX/XX/XXXX caps unpaid amounts for a new principal balance of $XXXX considered interest bearing payable at a rate of X% with a monthly payment of $XXX and a new maturity date of XX/XX/XXXX
																																																																																																$XXX	$XXX	$XXX,XXX				XX
BPXCP2IMEOC	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%		XXX																																		XX		XXX																									XX	Copy/Image
o Modification reviewed. No data discrepancies.
o Mod Program per tape is X. Reviewed Mod Program is Y.
o Maturity Date per tape is XX/XX/XXXX . Reviewed Maturity Date is XX/XX/XXXX
o Current Rate per tape is X%. Reviewed Current Rate is X%.
o Current P&I per tape is $XXX. Reviewed Current P&I is $XXX
 Total Outstanding Deferred Amount per tape is $XXXX. Reviewed Total
Outstanding Deferred Amount is $XXXX
																																																																																															$XXX	$XXX	$XXX	$XXX,XXX				XX				$XXX,XX
SRCOF5UFOS2	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX	$XX	$XX	$XX	$XX	$XXX,XXX.XX						$XX,XXX.XX														XX	Copy/Image	Modification has date of XX/XX/XXXX with interest bearing amount of $XXXX. P&I payment $XXXX for XXXmonths.		$XXX	$XXX	$XXX,XXX	$XXX	$XXX	$XXX	XX
XSG4QD5LME3	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%		XXX																																		XX		XXX	$XX	$XX	$XX	$XX	$XXX,XXX.XX						$XX,XXX.XX														XX	Copy/Image	Mod Program per tape is not designated. Reviewed Mod Program is Deferred Principal - Balloon. The "Doc Date of Last Mod" is dated as XX/XX/XXXX in XXXX, but the Mod was signed XX/XX/XXXX .	$XXX	$XXX	$XXX	$XXX,XXX				XX				$XXX,XX
2FMSS31S5ED	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX	$XX	$XX	$XX	$XX	$XXX,XXX.XX						$XX,XXX.XX														XX	Copy/Image	Mod Program per tape is not designated. Reviewed Mod Program is a Loan Modification.		$XXX	$XXX	$XXX,XXX				XX
B4H1UJLFOPR	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX																									XX	Copy/Image	Modification reviewed. Not signed by borrower. No data discrepancies.		$XXX	$XXX	$XXX,XXX				XX
NXQRMOWQXOV	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX																									XX	Copy/Image
o Modification reviewed. No data discrepancies.
o Mod Program per tape is Loan has been modified. Reviewed Mod Program is Non HAMP Fixed Rate Modification.
o Maturity Date per tape is XX/XX/XXXX . Reviewed Maturity Date is XX/XX/XXXX .
o Current Rate per tape is XX%. Reviewed Current Rate is XX%.
o Current P&I per tape is $XX. Reviewed Current P&I is $XX
																																																																																																$XXX	$XXX	$XXX,XXX				XX
UBC45EZMA4V	XXXXXXXX	XXXXXXXX	XXXXXXXX		XXXX			$XXX,XXX.XX	XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX					XXX																																		XX		XXX																									XX	Copy/Image
The Originals folder contains 17 COVID deferral letters; their total is $XXXX, which matches the tape.  There are nine letters deferring $XXX (dated XX/XX/XXXX ,XX/XX/XXXX , XX/XX/XXXX , XX/XX/XXXX ,XX/XX/XXXX , XX/XX/XXXX , XX/XX/XXXX, XX/XX/XXXX , and XX/XX/XXXX ) and eight letters deferring $XXXX(dated XX/XX/XXXX , XX/XX/XXXX , XX/XX/XXXX , XX/XX/XXXX , XX/XX/XXXX , XX/XX/XXXX , XX/XX/XXXX , and XX/XX/XXXX ).   The file names all begin with "XXXXXXX - MG - Miscellaneous - COLLECTION HISTORY -  - Prior SVCR Date".   Current rate and current P&I were confirmed on the mortgage statement dated XX/XX/XXXX (file name: XXXXXX - SMS - LTR - Statement - XXXXX- Stm. Date - XXXXX_XXXXXX)
																																																																																															$XXX	$XXX	$XXX					XX				$XXX,XX
41WGKHBWVBE	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%		XXX												XX/XX/XXXX	.XX																			XX	XX/XX/XXXX	XX	XX	XXX															$XXX.XX										XX	Copy/Image
Modification reviewed. No data discrepancies.
Current P&I per tape is $XXX. Reviewed Current P&I is $XXX.

XX/XX/XXXX -Client discrepancy Interest Rate is confirmed per Mod and P&I Amount is corrected per Recast
																																																																																															$XXX	$XXX	$XXX	$XXX,XXX				XX				$XXX,XX
ZTC1DTUKUCG	XXXXXXXX	XXXXXXXX	XXXXXXXX					$XXX,XXX.XX	XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX				XX/XX/XXXX	XX/XX/XXXX	XX			XX																																																																					Original
There is no modification in file. The payment deferral letters dated XX/XX/XXXX  and XX/XX/XXXX  in the amount of $XXXX and $XXXX respectively are located in XXXXXX - MG - Miscellaneous - COLLECTION HISTORY -  - Prior SVCR Date XXXX -XXXX_XXXXX and XXXXX - MG - Miscellaneous - LETTERS -  - Prior SVCR Date XXXXX - XXXX_XXXXXX. Per the deferral letters, the total outstanding deferred amount is $X,XXX. However, the mortgage statement dated XX/XX/XXXX (located in "XXXX - SMS - LTR - Statement - XXXX- Stm. Date - XXX_XXXXXX and Tape confirm the deferred balance is $X,XXX
																																																																																															$XXX	$XXX	$XXX					XX				$XXX,XX
M4FLG5KVKA5	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX																									XX	Copy/Image	Modification reviewed. No data discrepancies.		$XXX	$XXX	$XXX,XXX				XX
Q1F2LTESIR2	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX												XX/XX/XXXX	.XX																			XX	XX/XX/XXXX	XX	XX	XXX	$XX	$XX	$XX	$XX	$XXX,XXX.XX						$XX,XXX.XX				$XXX.XX										XX	Copy/Image
The tape data reflects a total outstanding deferred amount of $XXXX whereas the Deferment Agreement dated XX/XX/XXXX reflects a total deferred balance of $XXXXX. It appears the tape data is only considering the deferred principal balance of $XXXX and not the deferred interest balance of $XXX. Together they equal $XXXX.

The Modification Agreement was found in the Originals folder (XXXXXX)

The Deferral Agreement was found in the Originals folder (XXXX)

																																																																																															$XXX	$XXX	$XXX	$XXX,XXX				XX				$XXX,XX
GEPK4XF22ZC	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX																									XX	Copy/Image	Missing modification documents. XX/XX/XXXX- mod rvcd and reviewed all data entered.		$XXX	$XXX	$XXX,XXX				XX
3ZDNXNHIPKP	XXXXXXXX	XXXXXXXX	XXXXXXXX						XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX				XX/XX/XXXX		XX			XX
A Copy of the Covid 19 Hardship letter is missing from the loan file. Reviewer unable to match the tape. Total Outstanding Deferred Amount per tape is $XX,XXX. Reviewed Total Outstanding Deferred Amount is $X. The Note found on page # X matched the current rate and current P&I per the tape.
																																																																																																$XXX	$XXX
VN2PAYLY1IH	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX																									XX	Copy/Image
Per tape Total Outstanding Deferred Amount is $XXX, but review of Deferment Agreement (dated XX/XX/XXXX , page X) shows $XX deferred principal and $XX deferred interest, for a total deferral of $XX.  The most recent mortgage statement provided (dated XX/XX/XXXX , page X) confirms this amount.
																																																																																															$XXX	$XXX	$XXX	$XXX,XXX				XX
A1GHDIYITL0	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX																									XX	Copy/Image	Modification reviewed. No data discrepancies. Modification document is named-XXXX.pdf.		$XXX	$XXX	$XXX,XXX				XX
F2QOLKTZ2XL	XXXXXXXX	XXXXXXXX	XXXXXXXX		XXXX			$XXX,XXX.XX	XXX			XX	$XXX.XX		XX	XX/XX/XXXX	XX		XX/XX/XXXX		XX		XX/XX/XXXX	XX																																																																					Copy/Image	Covid Deferment agreement found dated XX/XX/XXXX with next due date of XX/XX/XXXX . There is no modification found within loan documents.	$XXX	$XXX	$XXX					XX				$XXX,XX
ZQHJ4ISLRK3	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX												XX/XX/XXXX	.XX																			XX	XX/XX/XXXX	XX	XX	XXX															$XXX.XX										XX	Copy/Image
Modification reviewed. No data discrepancies.

XX/XX/XXXX  QC Comment:  The Loan Modification Agreement states the Maturity Date was XX/XX/XXXX , at which time a final balloon payment was due.  No Issues found.
																																																																																																$XXX	$XXX	$XXX,XXX				XX
N2EPZBZ5QBB	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX												XX/XX/XXXX	.XX																			XX	XX/XX/XXXX	XX	XX	XXX																									XX	Original
6/16/2022 QC: Updated review Mod P&I and Current Rate per Mod Agreement terms. The Standard MOD terms capped delinquent amounts, and reduced rate to %XX for XX months, after which the rate adjusts to X% and P&I payment calculated in accordance with the Note. Review current P&I was validated by the XX/XX/XXXX monthly statement.  XXXXX - SMS - LTR - Statement - XXXXX - Stm. Date - XXXX_XXXXXX

 Modification reviewed.
o Maturity Date per tape is XX/XX/XXXX. Reviewed Maturity Date is XX/XX/XXXX
o Current Rate per tape is XX%. Reviewed Current Rate is XX%.
o Current P&I per tape is $XX. Reviewed Current P&I is $XX.
o Total Outstanding Deferred Amount per tape is $X. Reviewed Total
Outstanding Deferred Amount is $0

6/30/22 - Client discrepancy - confirmed rate is correct per Mod
																																																																																																$XXX	$XXX	$XXX,XXX				XX
CZIEVYH05JE	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX												XX/XX/XXXX	.XX																			XX	XX/XX/XXXX	XX	XX	XXX															$XXX.XX										XX	Copy/Image	Modification reviewed. No discrepancies.		$XXX	$XXX	$XXX,XXX				XX
VAJKQ154LCV	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%		XXX																																		XX		XXX																									XX	Copy/Image
The subject loan was modified with a signed Loan Modification Agreement (page X) and a first payment due date of XX/XX/XXXX .  The New Principal Balance was $XXX, with deferred principal of $XX and no principal forgiven. The Interest-Bearing Principal Balance was $XXX, with an interest rate of X% and a maturity date of XX/XX/XXXX  (X payments).
																																																																																															$XXX	$XXX	$XXX	$XXX,XXX				XX				$XXX,XX
5E04BILLEWZ	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX	$XX	$XX	$XX	$XX	$XXX,XXX.XX						$XX,XXX.XX														XX	Copy/Image	Modification reviewed. No data discrepancies.		$XXX	$XXX	$XXX,XXX				XX
1ULGV5PY2SX	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%		XXX																																		XX		XXX	$XX	$XX	$XX	$XX	$XXX,XXX.XX						$XX,XXX.XX														XX	Copy/Image
Modification reviewed. No Mod data discrepancies. Lender/Servicer did not execute file copy of the Mod Agreement.
Total Outstanding Deferred Amount per tape is $XXX. Reviewed Total Outstanding Deferred Amount could not be determined. The Mod deferred balance appears to have been written of or forgiven, transaction history on XX/XX/XXXX  show an adjustment to principal iao $XXXX. Additionally, subsequent deferral agreements in the file do not provide final calculations of the deferred amounts.  The XX/XX/XXXX  monthly statement reports a deferred balance of $XXXX

																																																																																																$XXX	$XXX	$XXX,XXX				XX				$XXX,XX
QZKISEBPFJH	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX																									XX	Copy/Image	Modification reviewed. No data discrepancies.		$XXX	$XXX	$XXX,XXX				XX
MWZINX02FB4	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX																									XX	Copy/Image
Current mod document is for a Balloon Modification Agreement.
***Modification agreement does not mention/specify any deferred amount.
***Xprior mods.

Deferral amount pulled from the mortgage statement dated XX/XX/XXXX .
Note Maturity Date: XX/XX/XXXX
																																																																																															$XXX	$XXX	$XXX	$XXX,XXX				XX
OJOO01IXMI5	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%		XXX																																		XX		XXX																									XX	Copy/Image
Mod reviewed. deferment is not found within the documents provided, deferred balance noted reflects data tape information showing balance outstanding, but this information cannot be verified due to missing document.
																																																																																																$XXX	$XXX	$XXX,XXX				XX				$XXX,XX
5GWLRCO10E0	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX	$XXXX		$XXX,XXX.XX	XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX	$XX,XXX.XX	$XXXX		$XXXX	XX%		XXX		$XX,XXX.XX					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX																									XX		XXX	$XX	$XX	$XX	$XX	$XXX,XXX.XX						$XX,XXX.XX														XX	Copy/Image
Loan Modification Agreement dated XX/XX/XXXX  and executed XX/XX/XXXX  caps all amounts due excluding late fees for a new principal balance of $XXX considered interest bearing payable at a rate of X% with a monthly payment of $XXXand a new maturity date of XX/XX/XXXX  The modification shows a deferred balance of $XXX with a Principle Reduction provision showing if the borrower makes on time payments for X consecutive years the balance of the deferment would be reduced in X installment on each anniversary of the agreement. There is no evidence of a covid deferral found within the file.
																																																																																															$XXX	$XXX	$XXX	$XXX,XXX	$XXX	$XXX	$XXX	XX				$XXX,XX
QHP5UIV5ZAT	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX																									XX	Copy/Image	Modification reviewed. No data discrepanies.		$XXX	$XXX	$XXX,XXX				XX
UMUMJXOQL1A	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX	$XXXX		$XXX,XXX.XX	XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX	$XX,XXX.XX	$XXXX		$XXXX	XX%		XXX		$XX,XXX.XX					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX																									XX		XXX																									XX	Copy/Image
Modification reviewed. No discrepancies. Mortgage statement dated XX/XX/XXXX  confirms there is no current deferment amount (document name:  XXXXXX - SMS - LTR - Statement - XXXXX- Stm. Date - XXXXX_XXXXXX).
																																																																																															$XXX	$XXX	$XXX	$XXX,XXX	$XXX	$XXX	$XXX	XX				$XXX,XX
PWKA0DX1EPB	XXXXXXXX	XXXXXXXX	XXXXXXXX					$XXX,XXX.XX	XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX				XX/XX/XXXX	XX/XX/XXXX	XX			XX																																																																					Copy/Image
There is no modification in file. However,Tthere are two (2) Payment Deferral Letters totaling $XXXXX and dated XX/XX/XXXX  iao$XXXX and XX/XX/XXXX  iao$XXX. Tthe pages that these were found on are: X and X. The mortgage statement dated XX/XX/XXXX  and Tape confirm that the total outstanding deferred amount is $XXXXX
																																																																																															$XXX	$XXX	$XXX					XX				$XXX,XX
GAHWZJTSZM2	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX																									XX	Copy/Image	The modification located in the original folder XXXX - MG - Modification - - MODIFICATION AGREEMENT -XXXX - Prior SVCR Date XXXX_XXX - matches that of the data tape.		$XXX	$XXX	$XXX,XXX				XX
HVJI4FIAKWM	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX			XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX	No		XX	XX	XX					XX	XX																							XX		XXX						XX	X	XX		XXX		XX	XX	Round nearest 1/8											XX	Copy/Image	Modification reviewed. No data discrepancies.		$XXX	$XXX	$XXX,XXX				XX
G1FJV5K11TY	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%		XXX																																		XX		XXX																									XX	Copy/Image	Modification reviewed. No data discrepancies.	$XXX	$XXX	$XXX	$XXX,XXX				XX				$XXX,XX
BOEX2GHDFPP	XXXXXXXX	XXXXXXXX	XXXXXXXX					$XXX,XXX.XX	XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX				XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX																																																																					Original
There is no modification in file. However, there are two payment deferral letters in file dated XX/XX/XXXX  and XX/XX/XXXX both in the amount of $XXXX and located in "XXX - MG - Miscellaneous - Collection History - Prior Scvr Date XXX-XXXX_XXX" and "XXX - MG - Miscellaneous - Collection History - Prior Scvr Date XXX-XXX_XXX. Additionally, the Mortgage Statement dated XX/XX/XXXX  and Tape confirms that the total outstanding deferred amount is $XXXX.
																																																																																															$XXX	$XXX	$XXX					XX				$XXX,XX
IUXSH40M3VW	XXXXXXXX	XXXXXXXX	XXXXXXXX		XXXX			$XXX,XXX.XX	XXX			XX	$XXX.XX		XX		XX		XX/XX/XXXX		XX		XX/XX/XXXX	XX																																																																					Copy/Image
Analysis found X Deferments between XX/XX/XXXX  to XX/XX/XXXX showing a total deferred balance of $XXXXX which matches total outstanding deferment shown on data tape. All deferments are found in the originations folder under collection docs.

XX/XX/XXXX  $XX
XX/XX/XXXX   $XX
XX/XX/XXXX   $XX
XX/XX/XXXX   $XX
XX/XX/XXXX   $XX
XX/XX/XXXX   $XX

																																																																																															$XXX	$XXX	$XXX		$XXX	$XXX	$XXX	XX				$XXX,XX
I3PWELGPKMI	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%		XXX																																		XX		XXX																									XX	Copy/Image
The modification on page XXX matches that of the data tape.   There was a Forebearance Extension dated XX/XX/XXXX on page X and a Deferment Plan dated XX/XX/XXXX on  page X starting on XX/XX/XXXX thru XX/XX/XXXX with a monthly payment of $XXXXX.  The file contained the Monthly Mortgage Statement dated XX/XX/XXXX on page XX with a deferred balance of $XX,XXX
																																																																																															$XXX	$XXX	$XXX	$XXX,XXX				XX				$XXX,XX
OIF4Y1IQKJI	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%		XXX																																		XX		XXX																									XX	Copy/Image
o Modification reviewed. No data discrepancies.
o Maturity Date per tape is XX/XX/XXXX Reviewed Maturity Date is XX/XX/XXXX
o Current Rate per tape is XX%. Reviewed Current Rate is XX%.
o Current P&I per tape is $XXX. Reviewed Current P&I is $XX
o Total Outstanding Deferred Amount per tape is $XXX. Reviewed Total
Outstanding Deferred Amount is unavailable
																																																																																															$XXX	$XXX	$XXX	$XXX,XXX				XX
KWJ4YHP0UI0	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%		XXX																																		XX		XXX																									XX	Copy/Image
The modification dated XX/XX/XXXX on pages XX and XX match that of the data tape.  There is a Deferment Agreement dated XX/XX/XXXX on page XX with a P&I payment of $XXXX and with the same maturity date of XX/XX/XXXX
																																																																																															$XXX	$XXX	$XXX	$XXX,XXX				XX				$XXX,XX
PJAT0VHVW4U	XXXXXXXX	XXXXXXXX	XXXXXXXX						XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX				XX/XX/XXXX		XX			XX
A Copy of the Covid 19 Hardship letter is missing from the loan file. Reviewer unable to match the tape. Total Outstanding Deferred Amount per tape is $XX. Reviewed Total Outstanding Deferred Amount is $X
																																																																																																$XXX	$XXX
UKDT0GT3IA4	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX				$XXXX	XX%	XXX	XXX																																		XX		XXX																									XX	Copy/Image	Missing modification documents. MOD found on page X dated XX/XX/XXXXwith Interest rate X% MOD found on page X dated XX/XX/XXXX with Interest rate X% 6/30/2022- mod rcvd and reviewed, data entered.		$XXX	$XXX	$XXX,XXX				XX
AFPKT3XFWXZ	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX																									XX	Copy/Image	Modification reviewed. No data discrepancies.	$XXX	$XXX	$XXX	$XXX,XXX				XX				$XXX,XX
EHATB0HLFQF	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%		XXX																																		XX		XXX			$XX																						XX	Copy/Image
o Mod Program per tape is Def COVID19 Deferred Principal. Reviewed Mod Program is Non-HAMP Loan Modification.
o Maturity Date per tape is XX/XX/XXXX. Reviewed Maturity Date is XX/XX/XXXX.
o Current Rate per tape is XX%. Reviewed Current Rate is XX%.
o Current P&I per tape is $XX Reviewed Current P&I is $XX
																																																																																																$XXX	$XXX	$XXX,XXX				XX				$XXX,XX
AWMEOSUYOLI	XXXXXXXX	XXXXXXXX	XXXXXXXX					$XXX,XXX.XX	XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX				XX/XX/XXXX	XX/XX/XXXX	XX			XX																																																																					Original
There is no modification in file. However, there are two (2) Notification of Payment Deferral letters in file dated XX/XX/XXXX iao $XXX, XX/XX/XXXX iao $XXX totaling $XXX. These letters can be found in XXXX - MG - Miscellaneous - COLLECTION HISTORY -  - Prior SVCR Date  - XXXX_XXXX and __XXXXX respectively. The mortgage statement dated XX/XX/XXXX and Tape confirm that the total outstanding deferred amount is $XXXX
																																																																																															$XXX	$XXX	$XXX					XX				$XXX,XX
1AKE1NFLFVL	XXXXXXXX	XXXXXXXX	XXXXXXXX					$XXX,XXX.XX	XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX				XX/XX/XXXX		XX			XX																																																																					Missing
Loan Modification is missing . A Covid 19 Hardship deferment agreement is found in the Original Images folder. The Billing statement dated XX/XX/XXXX found in the Original image folder XXX - SMS - LTR - Statement -XXX- Stm. Date - XXXX_XXXX  reflects a current deferral amount of $XXXXX that matches the Total Outstanding Deferred Amount per tape $XXXXXX The forbearance plan begins on XX/XX/XXXX and ends on XX/XX/XXXX  At the end of this forbearance plan, a X month repayment plan will take effect in order to bring the account current with payment amount $XXX of X monthly installments.
																																																																																															$XXX	$XXX	$XXX					XX				$XXX,XX
R0VA1SZPBDI	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX																									XX	Copy/Image	Modification reviewed. No deferred balance.		$XXX	$XXX	$XXX,XXX				XX
TZHTVWJJXBS	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX																									XX	Copy/Image	Modification reviewed. No data discrepancies. Deferment Agreement dated XX/XX/XXXX confirms outstanding deferred amount of $XXXX	$XXX	$XXX	$XXX	$XXX,XXX				XX				$XXX,XX
M4XZ33OEJGE	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX												XX/XX/XXXX	.XX	XX/XX/XXXX	XX	XX/XX/XXXX	XX															XX	XX/XX/XXXX	XX	XX	XXX															$XXX.XX	$XXX.XX	$XXX.XX								XX	Copy/Image
o Mod Program per tape is Loan has been modified. Reviewed Mod Program is Step Rate Modification.
o Maturity Date per tape is XX/XX/XXXX Reviewed Maturity Date is XX/XX/XXXX.
o Current Rate per tape is X %. Reviewed Current Rate is X%.
o Current P&I per tape is $XXX Reviewed Current P&I is $XXXX.
																																																																																																$XXX	$XXX	$XXX,XXX				XX
ZNKCPGRITIV	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX				XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX																									XX	Copy/Image	Modification reviewed. No data discrepancies.		$XXX	$XXX	$XXX,XXX				XX
E4U1HBLEJSX	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX			XX	$XXX.XX		XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX	$XX	$XX	$XX	$XX	$XXX,XXX.XX						$XX,XXX.XX														XX	Copy/Image	The Current Rate and Current P&I fields are marked as unavailable as the modification is effective XX/XX/XXXX and the tape data is as of XX/XX/XXXX.	$XXX	$XXX	$XXX	$XXX,XXX				XX				$XXX,XX
DJJEWCSZMU1	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX		XX/XX/XXXX	XX		$XXXX		$XXXX	XX%		XXX																																		XX		XXX																									XX	Copy/Image	Modification reviewed. No data discrepancies. Deferred amount found in "XXXX - SMS - LTR - Statement - XXXX - Stm. Date - XXX_XXXX".	$XXX	$XXX	$XXX	$XXX,XXX				XX				$XXX,XX
SEKNJC53YZX	XXXXXXXX	XXXXXXXX	XXXXXXXX					$XXX,XXX.XX	XXX		XX%	XX	$XXX.XX	$XXXX.XX	XX				XX/XX/XXXX	XX/XX/XXXX	XX			XX																																																																					Original
There is no modification in file. However, there are XXX Notification of Payment Deferral letters in file dated XX/XX/XXXX ia o$XXX, XX/XX/XXXX iao$XXX, XX/XX/XXXX iao$XXXX, XX/XX/XXXXiao$XXXX, XX/XX/XXXXiao$XXX XX/XX/XXXX iao$XXXX, XX/XX/XXXX iao$XXXX  XX/XX/XXXX iao$XXXX, XX/XX/XXXX iao$XXXXX, XX/XX/XXXX iao$XXX,XX/XX/XXXX iao$XXX , XX/XX/XXXX iao$XX/XX/XXXX, and XX/XX/XXXX iao$XXXX - totaling $XXXXX in deferred payments. These letters can be found in: XXXXX - MG - Miscellaneous - COLLECTION HISTORY -  - Prior SVCR Date  - XXXX_XXXX, _ XXXX, _XXXX, _XXXX, _XXXX, _XXXX, _XXXX _XXX, _XXXX _XXXX, _XXXX, _XXXX, and _XXXXX. Additionally, the mortgage statement in file dated XX/XX/XXXX and Tape confirm that the Total Outstanding Deferred Amount is $XXXXX
																																																																																															$XXX	$XXX	$XXX					XX				$XXX,XX
VABH1FJWACD	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX	$XXXX		$XXX,XXX.XX	XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX	$XX,XXX.XX	$XXXX		$XXXX	XX%		XXX		$XX,XXX.XX					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX																									XX		XXX																									XX	Copy/Image
Reviewed the Fixed Rate PRA Modification Agreement dated XX/XX/XXXX, executed on XX/XX/XXXX.  The Mod terms include a new principal balance of $XXXXXX a monthly payment based on a fixed rate of XX% to begin on XX/XX/XXXX, and per the Balloon Rider, a balloon payment of any outstanding balance of the deferred principal due at loan maturity on XX/XX/XXXX

A Principal Reduction Agreement executed with the Mod allows for forgiveness of the full amount of deferred principal iao of $XXXXX in three equal installments.

A Covid-19 Deferral Approval document was not found in the loan file; however, the XX/XX/XXXX and XX/XX/XXXXmonthly mortgage statements in the file confirm a 2-month deferral was completed increasing the current deferred principal balance to $XX,XXX. (Loan file pages X-X)

The Deferred Balance Amount is $XX,XXX.XX based on the Payment Deferral Agreement dated XX/XX/XXX.

																																																																																															$XXX	$XXX	$XXX	$XXX,XXX	$XXX	$XXX	$XXX	XX				$XXX,XX
OTCGZRIH4HA	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%		XXX																																		XX		XXX																									XX	Copy/Image	The Loan Modification Agreement date is XX/XX/XXXX The Interest Bearing Amount per the modification is $XXX,XXX.	$XXX	$XXX	$XXX	$XXX,XXX				XX				$XXX,XX
ZRVJ32YCY5S	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX	$XXXX			XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX	$XX,XXX.XX	$XXXX		$XXXX	XX%		XXX		$XX,XXX.XX					XX/XX/XXXX	XX/XX/XXXX	XX/XX/XXXX																									XX		XXX																									XX	Copy/Image	Fixed rate modification with PRA. Modification docs start on page XXX of provided file. All information reported in this review are from documentation provided for this review.		$XXX	$XXX	$XXX,XXX	$XXX	$XXX	$XXX	XX
VK424S3MJDB	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%		XXX																																		XX		XXX																										Unexecuted	Principal balance is $XXX,XXX while tape states $XXX,XXX. Document date is XX/XX/XXXX while tape states XX/XX/XXXX.	$XXX	$XXX	$XXX	$XXX,XXX				XX				$XXX,XX
YOKX0IETFDE	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX				$XXXX	XX%		XXX																																		XX		XXX		$XX									$XX,XXX.XX														XX	Copy/Image	Interest bearing amount does not match tape data provided. Total capitalized amounts are not included on agreement.	$XXX	$XXX	$XXX	$XXX,XXX				XX				$XXX,XX
FXVP2E43QTN	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%		XXX																																		XX		XXX	$XX	$XX	$XX	$XX	$XXX,XXX.XX						$XX,XXX.XX														XX	Copy/Image
Reviewed the Fixed Interest Rate Modification Agreement dated XX/XX/XXXX, executed on XX/XX/XXXX, with a first payment date of XX/XX/XXXX. The Mod terms include a payment based on a fixed rate of X% until maturity on XX/XX/XXXX and a new principal balance of $XXXX of which $XXXXX is deferred.  Section X of the Agreement indicates the deferred amount is and due in full at loan payoff or maturity.

																																																																																															$XXX	$XXX	$XXX	$XXX,XXX				XX				$XXX,XX
AK1HTIXKRRF	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX																									XX	Copy/Image	Deferred Blance Amount $X,XXX was obtained from the billing statement dated XX/XX/XXXX.	$XXX	$XXX	$XXX	$XXX,XXX				XX				$XXX,XX
JFLPUNKNUDV	XXXXXXXX	XXXXXXXX	XXXXXXXX	$XXX,XXX.XX	XXXX			$XXX,XXX.XX	XXX	XX%	XX%	XX	$XXX.XX	$XXXX.XX	XX	XX/XX/XXXX	XX		XX/XX/XXXX	XX/XX/XXXX	XX	XX/XX/XXXX	XX/XX/XXXX	XX		$XXXX		$XXXX	XX%	XXX	XXX																																		XX		XXX																									XX	Copy/Image
Modification found on page XXX. Balance and interest bearing amounts are the same $XXX,XXX and modification shows $X deferred or forgiven.

The Deferred Balance Amount is $X,XXX based on the Payment Deferral Agreement dated XX/XX/XXXX
																																																																																															$XXX	$XXX	$XXX	$XXX,XXX	$XXX	$XXX	$XXX	XX				$XXX,XX